Stockholders' Equity (Details Narrative) - shares	Apr. 24, 2018	Apr. 23, 2018	Apr. 20, 2018	Jan. 02, 2018
Series B Convertible Preferred Stock [Member]
Conversion of common stock, shares issued				5,175,400
Conversion of common stock, shares converted				25,877
Series C-1 Convertible Preferred Stock [Member]
Conversion of common stock, shares issued	2,549,200	1,176,600	392,200
Conversion of common stock, shares converted	12,746	5,883	1,961